Pension and Other Postretirement Benefits	12 Months Ended
Apr. 30, 2011
Pension and Other Postretirement Benefits [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFITS
11. PENSION AND OTHER POSTRETIREMENT BENEFITS
We sponsor various defined benefit pension plans as well as postretirement plans providing retiree health care and retiree life insurance benefits. Below, we discuss our obligations related to these plans, the assets dedicated to meeting the obligations, and the amounts we recognized in our financial statements as a result of sponsoring these plans.
On April 30, 2007, we adopted new guidance regarding the accounting for these plans. That guidance included a provision requiring that, beginning in fiscal 2009, the assumptions used to measure annual pension and other postretirement benefit expenses be determined as of the balance sheet date, and that the amounts of benefit plan obligations and assets reported in annual financial statements be measured as of the balance sheet date. Accordingly, as of the beginning of our 2009 fiscal year, we changed the measurement date for our annual pension and other postretirement benefit expenses and all plan assets and liabilities from January 31 to April 30. As a result of this change in measurement date, we recorded an increase of $6 (net of tax of $4) to stockholders’ equity as of May 1, 2008, as follows:

	Pension	Medical and Life	Total
	Benefits	Insurance Benefits	Benefits
Retained earnings	$(2)	$(1)	$(3)
Accumulated other comprehensive income	8	1	9

Total	$6	$—	$6

Obligations. We provide eligible employees with pension and other postretirement benefits based on factors such as years of service and compensation level during employment. The pension obligation shown below (“projected benefit obligation”) consists of: (a) benefits earned by employees to date based on current salary levels (“accumulated benefit obligation”); and (b) benefits to be received by employees as a result of expected future salary increases. (The obligation for medical and life insurance benefits is not affected by future salary increases.) This table shows how the present value of our obligation changed during each of the last two years.

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Obligation at beginning of year	$415	$577	$44	$58
Service cost	10	16	1	1
Interest cost	32	33	3	3
Net actuarial loss (gain)	143	10	12	(10)
Plan amendments	—	—	—	6
Retiree contributions	—	—	2	2
Benefits paid	(23)	(24)	(4)	(4)
Special termination benefits	—	1	—	—

Obligation at end of year	$577	$613	$58	$56

Service cost represents the present value of the benefits attributed to service rendered by employees during the year. Interest cost is the increase in the present value of the obligation due to the passage of time. Net actuarial loss (gain) is the change in value of the obligation resulting from experience different from that assumed or from a change in an actuarial assumption. (We discuss actuarial assumptions used at the end of this note.)
As shown in the previous table, our pension and other postretirement benefit obligations were reduced by benefit payments in 2011 of $24 and $4, respectively. Expected benefit payments (net of retiree contributions) over the next 10 years are as follows:

	Pension	Medical and Life
	Benefits	Insurance Benefits
2012	$25	$3
2013	26	3
2014	28	3
2015	29	3
2016	30	3
2017—2021	179	18
Assets. We specifically invest in certain assets to fund our pension benefit obligations. Our investment goal is to earn a total return that, over time, will grow assets sufficiently to fund our plans’ liabilities, after providing appropriate levels of contributions and accepting prudent levels of investment risk. To achieve this goal, plan assets are invested primarily in funds or portfolios of funds actively managed by outside managers. Investment risk is managed by company policies that require diversification of asset classes, manager styles, and individual holdings. We measure and monitor investment risk through quarterly and annual performance reviews, and through periodic asset/liability studies.
Asset allocation is the most important method for achieving our investment goals and is based on our assessment of the plans’ long-term return objectives and the appropriate balances needed for liquidity, stability, and diversification. This table shows the fair value of pension plan assets by category, as well as the actual and target allocations, as of April 30, 2010 and 2011. (Fair value levels are defined in Note 8.)

					Allocation by Asset Class
	Level 1	Level 2	Level 3	Total	Actual	Target
April 30, 2010:
Commingled trust funds(a):
Equity funds	$—	$176	$—	$176	50%	47%
Fixed income funds	—	117	—	117	33%	30%
Real estate funds	—	14	10	24	7%	8%

Total commingled trust funds	—	307	10	317	90%	85%

Hedge funds(b)	—	—	19	19	5%	5%
Private equity(c)	—	—	13	13	4%	5%
Cash and temporary investments(d)	2	—	—	2	1%	—
Other	—	—	—	—	—	5%

Total	$2	$307	$42	$351	100%	100%

April 30, 2011:
Commingled trust funds:
Equity funds	$—	$232	$—	$232	50%	47%
Fixed income funds	—	166	—	166	35%	35%
Real estate funds	—	18	9	27	6%	8%

Total commingled trust funds	—	416	9	425	91%	90%

Hedge funds	—	—	24	24	5%	5%
Private equity	—	—	16	16	3%	5%
Cash and temporary investments	2	—	—	2	1%	—

Total	$2	$416	$49	$467	100%	100%

(a)	Commingled trust fund valuations are based on the net asset value (NAV) of the funds as determined by the administrator of the fund and reviewed by us. NAV represents the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding.

(b)	Hedge fund valuations are primarily based on the NAV of the funds as determined by the administrator of the fund and reviewed by us. During our review, we determine whether it is necessary to adjust the valuation for inherent liquidity and redemption issues that may exist within the fund’s underlying assets or fund unit values.

(c)	As of April 30, 2010 and 2011, consists only of limited partnership interests, which are valued at the percentage ownership of total partnership equity as determined by the general partner. These valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity, and the long-term nature of these investments.

(d)	Cash and temporary investments consist of money market funds and are valued at their respective NAVs as determined by those funds each business day.
This table shows how the fair value of the Level 3 assets changed during each of the last two years.

	Real Estate	Hedge	Private
	Funds	Funds	Equity	Total
Balance as of May 1, 2009	$15	$4	$13	$32
Return on assets held at end of year	(4)	1	—	(3)
Return on assets sold during year	—	(1)	(1)	(2)
Purchases and settlements	—	17	2	19
Sales and settlements	(1)	(2)	(1)	(4)

Balance as of April 30, 2010	10	19	13	42
Return on assets held at end of year	2	1	1	4
Return on assets sold during year	—	(1)	—	(1)
Purchases and settlements	—	6	4	10
Sales and settlements	(3)	(1)	(2)	(6)

Balance as of April 30, 2011	$9	$24	$16	$49

This table shows how the total fair value of all pension plan assets changed during each of the last two years. (We do not have assets set aside for postretirement medical or life insurance benefits.)

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Fair value at beginning of year	$284	$351	$—	$—
Actual return on plan assets	77	64	—	—
Retiree contributions	—	—	2	2
Company contributions	13	76	2	2
Benefits paid	(23)	(24)	(4)	(4)

Fair value at end of year	$351	$467	$—	$—

Consistent with our funding policy, we expect to contribute $3 to our postretirement medical and life insurance benefit plans in 2012. While we may decide to contribute more, we currently expect to contribute $40 to our pension plans in 2012.
Funded status. The funded status of a plan refers to the difference between its assets and its obligations. This table shows the funded status of our plans.

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Assets	$351	$467	$—	$—
Obligations	(577)	(613)	(58)	(56)

Funded status	$(226)	$(146)	$(58)	$(56)

The funded status is recorded on the accompanying consolidated balance sheets as follows:

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Other assets	$5	$7	$—	$—
Accounts payable and accrued expenses	(3)	(3)	(3)	(3)
Accrued postretirement benefits	(228)	(150)	(55)	(53)

Net liability	$(226)	$(146)	$(58)	$(56)

Accumulated other comprehensive loss:
Net actuarial loss (gain)	$299	$263	$7	$(3)
Prior service cost	4	3	1	6

	$303	$266	$8	$3

This table compares our pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations. (As discussed above, we have no assets set aside for postretirement medical or life insurance benefits.)

			Accumulated		Projected
			Benefit		Benefit
	Plan Assets		Obligation		Obligation
	2010	2011	2010	2011	2010	2011
Plans with assets in excess of accumulated benefit obligation	$45	$50	$38	$41	$40	$42
Plans with accumulated benefit obligation in excess of assets	306	417	476	505	537	571

Total	$351	$467	$514	$546	$577	$613

Pension expense. This table shows the components of the pension expense recognized during each of the last three years. The amount for each year includes amortization of the prior service cost and net actuarial loss included in accumulated other comprehensive loss as of the beginning of the year.

	Pension Benefits
	2009	2010	2011
Service cost	$13	$10	$16
Interest cost	30	32	33
Special termination benefits	1	—	1
Expected return on plan assets	(35)	(34)	(36)
Amortization of:
Prior service cost	1	1	1
Net actuarial loss	6	4	18

Net expense	$16	$13	$33

The prior service cost represents the cost of retroactive benefits granted in plan amendments and is amortized on a straight-line basis over the average remaining service period of the employees expected to receive the benefits. The net actuarial loss results from experience different from that assumed or from a change in actuarial assumptions (including the difference between actual and expected return on plan assets), and is amortized over at least that same period. The estimated amount of prior service cost and net actuarial loss that will be amortized from accumulated other comprehensive loss into pension expense in 2012 is $1 and $19, respectively.
Other postretirement benefit expense. This table shows the components of the postretirement medical and life insurance benefit expense that we recognized during each of the last three years.

	Medical and Life Insurance Benefits
	2009	2010	2011
Service cost	$1	$1	$1
Interest cost	3	3	3

Net expense	$4	$4	$4

Other comprehensive income. Changes in the funded status of our benefit plans that are not recognized in net income (as pension and other postretirement benefit expense) are instead recognized in other comprehensive income. Other comprehensive income is also adjusted to reflect the amortization of the prior service cost and net actuarial gain or loss, which is a component of net pension and other postretirement benefit expense, from accumulated other comprehensive income (loss) to net income. This table shows the amounts recognized in other comprehensive income during each of the last three years:

	Pension			Medical and Life
	Benefits			Insurance Benefits
	2009	2010	2011	2009	2010	2011
Prior service cost	$1	$—	$—	$—	$—	$5
Actuarial loss (gain)	92	100	(18)	(9)	12	(10)
Amortization reclassified to net income:
Prior service cost	(1)	(1)	(1)	—	—	—
Net actuarial loss	(6)	(4)	(18)	—	—	—

Net amount recognized in other comprehensive income	$86	$95	$(37)	$(9)	$12	$(5)

Assumptions and sensitivity. We use various assumptions to determine the obligations and expense related to our pension and other postretirement benefit plans. The assumptions used in computing benefit plan obligations as of the end of the last two years were as follows:

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Discount rate	5.91%	5.67%	5.78%	5.59%
Rate of salary increase	4.00%	4.00%	n/a	n/a
Here are the assumptions we used in computing benefit plan expense during each of the last three years:

	Pension			Medical and Life
	Benefits			Insurance Benefits
	2009	2010	2011	2009	2010	2011
Discount rate	6.87%	7.94%	5.91%	6.87%	7.80%	5.78%
Rate of salary increase	4.00%	4.00%	4.00%	n/a	n/a	n/a
Expected return on plan assets	8.75%	8.50%	8.50%	n/a	n/a	n/a
The discount rate represents the interest rate used to discount the cash-flow stream of benefit payments to a net present value as of the current date. A lower assumed discount rate increases the present value of the benefit obligation. We determined the discount rate using a yield curve based on the interest rates of high-quality debt securities with maturities corresponding to the expected timing of our benefit payments.
The assumed rate of salary increase reflects the expected average annual increase in salaries as a result of inflation, merit increases, and promotions over the service period of the plan participants. A lower assumed rate decreases the present value of the benefit obligation.
The expected return on plan assets represents the long-term rate of return that we assume will be earned over the life of the pension assets. The assumption reflects expected capital market returns for each asset class, which are based on historical returns, adjusted for the expected effects of diversification and active management (net of fees).
The assumed health care cost trend rates as of the end of the last two years were as follows:

	Medical and Life
	Insurance Benefits
	2010	2011
Health care cost trend rate assumed for next year:
Present rate before age 65	8.0%	7.5%
Present rate age 65 and after	8.0%	7.5%
We project health care cost trend rates to decline gradually to 5.0% by 2016 and to remain level after that. Assumed health care cost trend rates have a significant effect on the amounts reported for postretirement medical plans. A 1% increase/decrease in assumed health care cost trend rates would have increased/decreased the accumulated postretirement benefit obligation as of April 30, 2011, by $6 and the aggregate service and interest costs for 2011 by $1.
Savings plans. We also sponsor various defined contribution benefit plans that in total cover substantially all U.S. employees. Employees can make voluntary contributions in accordance with their respective plans, which include a 401(k) tax deferral option. We match a percentage of each employee’s contributions in accordance with the plans’ terms. We expensed $10, $8, and $9 for matching contributions during 2009, 2010, and 2011, respectively.
International plans. The information presented above for defined benefit plans and defined contribution benefit plans reflects amounts for U.S. plans only. Information about similar international plans is not presented due to immateriality.